Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	$ 241	$ (9,134)	$ (9,134)
Reclassification adjustment to net income [Abstract]
Realized gains on securities	939	209	295	$ 1,571	$ 4,868
Provision for income taxes	(3,663)	(2,786)	(5,492)	(4,577)	(5,861)
Balance	1,364		241	(9,134)
Unrealized Gain (Loss) on Securities Available for Sale [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	241	(9,134)	(9,134)	6,048	4,467
Reclassification adjustment to net income [Abstract]
Realized gains on securities	(939)	(209)	(295)	(1,571)	(4,868)
Provision for income taxes	319	71	100	534	1,655
Unrealized gains (losses) arising during the period, net of tax	1,743	8,714	9,570	(14,145)	4,794
Balance	$ 1,364	$ (558)	$ 241	$ (9,134)	$ 6,048